Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Payable and Accrued Liabilities [abstract]
Schedule accounts payable and accrued liabilities
	December 31, 2022	December 31, 2021
	($)	($)
Accounts payable (Note 12)	138,276	386,030
Due to related parties (Note 12 and Note 14)	304,623	302,883
Accrued liabilities (Note 12)	79,113	143,486
	522,012	832,399